Note 4 - Revenue and Segmental Information - Segment Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Revenue	$ 39,036	$ 33,647	$ 32,250
Costs of sales	(32,726)	(28,524)	(4,977)
Gross profit	6,310	5,123	27,273
General and administrative expenses	(7,685)	(12,814)	(9,316)
Gain (loss) on sale of assets	(2,615)	1,356
Depreciation and amortization	(1,420)	(1,260)	(651)
Operating profit/(loss)	(5,410)	(7,595)	17,306
Restructuring costs	(2,017)	(1,873)
Impairment of assets		(10,191)
Impairment of goodwill		(11,092)
Transaction costs			(5,800)
Finance expense - net	(3,239)	(3,386)	(587)
Profit/(loss) before income tax	(10,666)	(34,137)	10,919
Income tax	(557)	6,258	(5,338)
Loss for the year	(11,223)	(27,879)	5,581
Assets	65,395	76,312	100,836
Liabilities	(41,410)	(39,309)	(36,230)
Net assets	23,985	37,003	64,606
Solar development segment [member]
Statement Line Items [Line Items]
Revenue	37,800	31,807	5,614
Costs of sales	(32,317)	(27,482)	(4,948)
Gross profit	5,483	4,325	666
General and administrative expenses	(2,823)	(2,173)	(598)
Gain (loss) on sale of assets	(30)	213
Depreciation and amortization	(1,272)	(1,233)	(646)
Operating profit/(loss)	1,358	1,132	(578)
Restructuring costs	(8)	(335)
Impairment of assets
Impairment of goodwill
Transaction costs
Finance expense - net	(1,354)	(1,283)	(363)
Profit/(loss) before income tax	(4)	(486)	(941)
Income tax	(572)	(85)	294
Loss for the year	(576)	(571)	(647)
Assets	29,538	34,421	24,268
Liabilities	(6,085)	(6,473)	(4,620)
Net assets	23,453	27,948	19,648
Power services segment [member]
Statement Line Items [Line Items]
Revenue	1,236	1,840	26,636
Costs of sales	(409)	(1,042)	(29)
Gross profit	827	798	26,607
General and administrative expenses	(2,148)	(6,468)	(4,544)
Gain (loss) on sale of assets	(2,585)	1,143
Depreciation and amortization	(140)	(19)	(4)
Operating profit/(loss)	(4,046)	(4,546)	22,059
Restructuring costs	7	(964)
Impairment of assets		(10,191)
Impairment of goodwill		(11,092)
Transaction costs
Finance expense - net	(221)	(400)	(174)
Profit/(loss) before income tax	(4,260)	(27,193)	21,885
Income tax	15	6,291	(6,078)
Loss for the year	(4,245)	(20,902)	15,807
Assets	35,472	41,270	42,235
Liabilities	(13,603)	(11,101)	(27,858)
Net assets	21,869	30,169	14,377
Corporate office segment [member]
Statement Line Items [Line Items]
Revenue
Costs of sales
Gross profit
General and administrative expenses	(2,714)	(4,173)	(4,174)
Gain (loss) on sale of assets
Depreciation and amortization	(8)	(8)	(1)
Operating profit/(loss)	(2,722)	(4,181)	(4,454)
Restructuring costs	(2,016)	(574)
Impairment of assets
Impairment of goodwill
Transaction costs			(5,800)
Finance expense - net	(1,664)	(1,703)	(50)
Profit/(loss) before income tax	(6,402)	(6,458)	(10,025)
Income tax		52	446
Loss for the year	(6,402)	(6,406)	(9,579)
Assets	385	621	34,333
Liabilities	(21,722)	(21,735)	(3,752)
Net assets	$ (21,337)	$ (21,114)	$ 30,581